SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SCHEDULE OF EARNINGS PER SHARE COMMON STOCK EQUIVALENTS ANTI DILUTIVE

	2022	2021

Warrants for Former Parent warrant holders	8,720,190	-
Convertible shares under notes payable	3,333,333	-
Warrants for noteholders and placement agent	3,866,666	-
Warrants for equity investors and placement agent	1,740,000	-
Shares to be issued	300,000	-
Total common stock equivalents	17,960,189	-